The latest report from your
                             Fund's management team


                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]


                                      Cash

                                    Reserve,

                                      Inc.


                                 JUNE 30, 1999



                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                      -----------------------------------
                                   DIRECTORS
                            Edward J. Boudreau, Jr.
                                Stephen L. Brown
                                James F. Carlin
                             William H. Cunningham*
                                Ronald R. Dion*
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                       State Street Bank & Trust Company
                              225 Franklin Street
                        Boston, Massachusetts 02205-9116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr llp
                                60 State Street
                        Boston, Massachusetts 02109-1803
                -----------------------------------------------

================================CHAIRMAN'S MESAGE===============================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements for all mission-critical systems are done and successfully compliance tested. The rest of 1999 will be spent completing the few remaining non mission-critical systems, testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000's.

Sincerely,

/s/Edward J. Boudreau, Jr.
--------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Dawn Baillie for the Portfolio Management Team

                                  John Hancock
                               Cash Reserve, Inc.

                Federal Reserve raises short-term interest rates
                ------------------------------------------------
                        for the first time in two years
                        -------------------------------

Money-market yields reversed course and began to rise over the last six months. There were several factors responsible for the turnaround. Overseas markets began to stabilize and Asian economies, although not altogether out of the woods, began to show signs of life.

         With the potential for a dreaded global recession evaporating, the U.S. economy never derailed from its robust growth track, and the Fed indicated that its three rate cuts between September and November last year may have been too much. That sent bond prices tumbling and interest rates - which move in the opposite direction to prices - climbing. With the economy showing no signs of slowing, inflation fears grew and it appeared all but certain that the Fed would raise interest rates to cool down the economy and prevent an inflation spike, which is exactly what happened on June 30. The Fed's one quarter percentage point rate hike was a much-anticipated move that brought the federal funds rate
- that which banks charge each other for overnight loans - back up to 5.00%, essentially reversing one of the Fed's last rate cuts. Money-market yields also moved up in response, since the federal funds rate is a key pricing benchmark for money-market securities.

         On June 30, 1999, John Hancock Cash Reserve, Inc. had a 7-day effective yield of 4.42%. By comparison, the average taxable

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Cash Reserve, Inc. Caption below reads "Fund management team members (l-r): "Barry Evans, Dawn Baillie and Bill Larkin, Jr."]
--------------------------------------------------------------------------------

"Money-market yields reversed course and began to rise over the last six months."

================================================================================

                    John Hancock Funds - Cash Reserve, Inc.


"...we are taking a more cautious approach, keeping our average maturity in line with our peer group..."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of June 30, 1999." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents the 4.42% total return for John Hancock Cash Reserve, Inc. The second bar represents the 3.75% total return for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

money-market fund had a 7-day effective yield of 3.75%, according to Lipper, Inc.

Becoming defensive

In the first three months of 1999, we kept the Fund's maturity slightly longer than average, in the mid 50-day range. This was based on our belief that the Fed, which had returned to a neutral bias after its three "easing" moves last year, was not prepared to raise interest rates, since the potential for an economic slowdown remained real.

         In April, however, as signs of economic strength grew and the market became increasingly jittery in anticipation of a rate hike, we began to scale back our days to around five days shorter than the average by the time the Fed raised rates on June 30. This defensive step put the Fund in a more flexible position to take quick advantage of higher-yielding opportunities following the rate hike.

Cautious approach ahead

Even though the Fed has suggested with its return to a neutral rate stance that there is no clear case for a further rate increase to keep inflation at bay, we are not ruling out the possibility. The Fed's vigilance in preventing inflation through pre-emptive moves will keep it focused on the monthly economic data. For now, the economy continues to chug along. Until we start to see a slowdown in manufacturing and consumer demand - as evidenced by such measures as consumer confidence and housing statistics - we believe the Fed will remain solidly in the picture.

         In this environment, we are taking a more cautious approach, keeping our average maturity in line with our peer group until we are more confident that the Fed is done raising rates. That way, we can stay more flexible and make the most of rising yields. As always, we'll stay focused on providing the Fund with a competitive level of current income, while preserving stability of principal.

--------------------------------------------------------------------------------
The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Cash Reserve, Inc.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 1999. You'll also find the net asset value per share as of that date.

Statement of Assets and Liabilities
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments, in money market instruments,
  at value - Note C:
  Corporate interest-bearing obligations
   (cost - $6,565,562) .......................................      $6,565,562
  U.S. government obligations (cost - $16,649,295) ...........      16,649,295
  Joint repurchase agreement (cost - $2,938,000) .............       2,938,000
                                                                 -------------
                                                                    26,152,857
 Cash ........................................................             721
 Interest receivable .........................................         517,894
 Other assets ................................................          14,736
                                                                 -------------
                      Total Assets ...........................      26,686,208
                      --------------------------------------------------------

Liabilities:
 Dividend payable ............................................           1,896
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ....................................          27,751
 Accounts payable and accrued expenses .......................          22,210
                                                                 -------------
                      Total Liabilities ......................          51,857
                      --------------------------------------------------------

Net Assets:
 Capital paid-in .............................................      26,634,351
                                                                 -------------
                      Net Assets .............................     $26,634,351
                      ========================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
(Based on 26,634,351 shares of beneficial interest
 outstanding - 4,000,000,000 shares authorized with
 $0.01 per share par value) ..................................           $1.00
 =============================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Six months ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
 Interest ....................................................        $690,663
                                                                 -------------
 Expenses:
  Investment management fee - Note B .........................          48,048
  Transfer agent fee - Note B ................................          25,502
  Custodian fee ..............................................          18,026
  Auditing fee ...............................................          10,521
  Printing ...................................................           2,935
  Accounting and legal services fee - Note B .................           1,978
  Directors' fees ............................................           1,023
  Legal fees .................................................             672
  Miscellaneous ..............................................             527
  Registration and filing fees ...............................              78
                                                                 -------------
                      Total Expenses .........................         109,310
                      --------------------------------------------------------

                      Net Investment Income ..................         581,353
                      --------------------------------------------------------

                      Net Increase in Net Assets
                      Resulting from Operations ..............        $581,353
                      ========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Cash Reserve, Inc.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                        YEAR ENDED           SIX MONTHS ENDED
                                                                                        DECEMBER 31,          JUNE 30, 1999
                                                                                           1998                 (UNAUDITED)
                                                                                    -------------------    --------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income .............................................................      $1,587,704               $581,353
                                                                                      --------------          -------------
Distributions to Shareholders:
 Dividends from net investment income ($0.0481 and $0.0210 per share, respectively)       (1,587,704)              (581,353)
                                                                                      --------------          -------------
From Fund Share Transactions - Net:* ...............................................      (8,113,134)            (3,074,117)
                                                                                      --------------          -------------
Net Assets:
 Beginning of period ...............................................................      37,821,602             29,708,468
                                                                                      --------------          -------------
 End of period .....................................................................     $29,708,468            $26,634,351
                                                                                      ==============          =============
* Analysis of Fund Share Transactions at $1 Per Share:
  Shares issued to shareholders in reinvestment of distributions ...................      $1,521,795               $551,922
  Less shares repurchased ..........................................................      (9,634,929)            (3,626,039)
                                                                                      --------------         --------------
  Net decrease .....................................................................     ($8,113,134)           ($3,074,117)
                                                                                      ==============         ==============



The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Cash Reserve, Inc.


Financial Highlights

Selected data for each share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------



                                                                          YEAR ENDED DECEMBER 31,                 SIX MONTHS ENDED
                                                            ----------------------------------------------------    JUNE 30, 1999
                                                              1994(1)     1995       1996      1997      1998        (UNAUDITED)
                                                            ----------  --------   --------  --------  ---------  ----------------

Per Share Operating Performance
 Net Asset Value, Beginning of Period .......................   $1.00      $1.00     $1.00     $1.00     $1.00          $1.00
                                                             --------   --------  --------  --------  --------       --------
 Net Investment Income ......................................    0.04       0.05      0.05      0.05      0.05           0.02
                                                             --------   --------  --------  --------  --------       --------
 Less Distributions:
 Dividends from Net Investment Income .......................   (0.04)     (0.05)    (0.05)    (0.05)    (0.05)         (0.02)
                                                             --------   --------  --------  --------  --------       --------
 Net Asset Value, End of Period .............................   $1.00      $1.00     $1.00     $1.00     $1.00          $1.00
                                                             ========   ========  ========  ========  ========       ========
 Total Investment Return at Net Asset Value(2) ..............   3.74%      5.38%     5.00%     5.20%     4.91%          2.12%(3)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ...................$142,301   $119,763   $67,003   $37,822   $29,708        $26,634
 Ratio of Expenses to Average Net Assets ....................   0.62%      0.73%     0.65%     0.61%     0.75%          0.80%(4)
 Ratio of Net Investment Income to Average Net Assets .......   3.72%      5.30%     4.85%     5.07%     4.81%          4.23%(4)

(1)  On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2)  Total investment return assumes dividend reinvestment.
(3)  Not annualized.
(4)  Annualized.


The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Cash Reserve, Inc.

Schedule of Investments
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Cash Reserve, Inc. on June 30, 1999. It's divided into three types of short-term investments. Most categories of short-term investments are further broken down by industry group.


                                                                           PAR  VALUE
                                               INTEREST       QUALITY        (000s          MARKET
ISSUER, DESCRIPTION                              RATE         RATING*       OMITTED)        VALUE
-------------------                            --------      ---------    ------------   -----------

CORPORATE INTEREST-BEARING OBLIGATIONS
Automotive (3.75%)
 Chrysler Financial Corp.,
 07-28-99.....................................    6.160%       Tier 1        $1,000        $1,000,278
                                                                                           ----------
Chemicals (4.91%)
 DuPont (E.I.) de Nemours & Co.,
  11-15-99 ...................................    6.880        Tier 1         1,300         1,308,868
                                                                                           ----------
Electronics (2.82%)
 Pitney Bowes Credit Corp.,
  07-15-99 ...................................    6.540        Tier 1           750           750,242
                                                                                           ----------
Finance (3.77%)
 Heller Financial, Inc.,
  08-01-99 ...................................    9.125        Tier 1         1,000         1,003,364
                                                                                           ----------
Utilities (9.40%)
 Duke Power Co.,
  08-12-99 ...................................    6.250        Tier 1         1,000         1,001,439
 NYNEX Capital Funding,
  07-19-99 ...................................    7.610        Tier 1         1,500         1,501,371
                                                                                           ----------
                                                                                            2,502,810
                                                                                           ----------
                         TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
                                                    (Cost $6,565,562)       (24.65%)        6,565,562
                                                                            -------        ----------

U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (62.51%)
 Federal Farm Credit Bank,
  08-03-99 ...................................    5.500        Tier 1         3,000         3,001,329
 Federal Farm Credit Bank,
  11-01-99 ...................................    4.770        Tier 1           580           579,654
 Federal Home Loan Bank,
  08-04-99 ...................................    5.560        Tier 1         1,530         1,530,790
 Federal Home Loan Bank,
  10-27-99 ...................................    5.000        Tier 1         2,000         1,998,130
 Federal Home Loan Bank,
  11-22-99 ...................................    6.405        Tier 1         1,500         1,507,975


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       8

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Cash Reserve, Inc.



                                                                           PAR  VALUE
                                               INTEREST       QUALITY        (000s          MARKET
ISSUER, DESCRIPTION                              RATE         RATING*       OMITTED)        VALUE
-------------------                            --------      ---------    ------------   -----------

Governmental - U.S. Agencies (continued)
 Federal Home Loan Bank,
  12-24-99 ...................................   5.830%        Tier 1        $1,270       $1,275,070
 Federal National Mortgage Association,
  07-09-99 ...................................   5.480         Tier 1         5,755        5,755,683
 Student Loan Marketing Association,
  08-11-99 ...................................   5.583         Tier 1         1,000        1,000,664
                                                                                          ----------
                                                                                          16,649,295
                                                                                          ----------
                                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                   (Cost $16,649,295)       (62.51%)      16,649,295
                                                                           --------       ----------

JOINT REPURCHASE AGREEMENT (11.03%)
 Investment in a joint repurchase agreement
  transaction with SBC Warburg, Inc. -
  Dated 06-30-99, due 07-01-99
 (Secured by U.S. Treasury Bonds,
  8.875% due 08-15-17 and 11.250%
  due 02-15-15) - Note A .....................   4.800                       2,938         2,938,000
                                                                                        ------------
                                     TOTAL JOINT REPURCHASE AGREEMENT
                                                    (Cost $2,938,000)      (11.03%)        2,938,000
                                                                          --------      ------------
                                                    TOTAL INVESTMENTS      (98.19%)       26,152,857
                                                                          --------      ------------
                                    OTHER ASSETS AND LIABILITIES, NET       (1.81%)          481,494
                                                                          --------      ------------
                                                     TOTAL NET ASSETS     (100.00%)      $26,634,351
                                                                          ========      ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Cash Reserve, Inc.

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Cash Reserve, Inc. (the "Fund") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income, consistent with capital preservation and liquidity. On September 10, 1996, the Directors voted to close the Fund to new purchases, except shares purchased with reinvested Fund dividends effective October 1, 1996.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Directors has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to 0.35% of the Fund's average daily net assets.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Directors of the Fund. The compensation of unaffiliated Directors is borne by the Fund. The unaffiliated Directors may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Cash Reserve, Inc.


Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities, other than obligations of the U.S. government and its agencies, during the period ended June 30, 1999, aggregated $1,294,241,746 and $1,304,111,000, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $29,495,147 and $22,835,000, respectively, during the period ended June 30, 1999.

         The cost of investments owned at June 30, 1999 for federal income tax purposes was $26,152,857.

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                       ----------------
       A Global Investment Management Firm                         Bulk Rate
                                                                  U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                          PAID
1-800-225-5291  1-800-554-6713 (TDD)                              Randolph, MA
INTERNET: www.jhfunds.com                                         Permit No. 75
                                                                ----------------








--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock Cash Reserve Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


[LOGO] Printed on Recycled Paper                                      420SA 6/99
                                                                            8/99